Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
Trade accounts receivable	$5,022,167	$4,187,946
Less: allowance for credit losses	(59,742)	(16,137)
Accounts receivable, net	$4,962,425	$4,171,809

Schedule of Movement of Allowance of Credit Losses

The movement of allowance of credit losses is as follows:

	For the Years Ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$(16,137)	$(23,064)	$(28,594)
Reversal (provision) during the year	(42,548)	6,650	5,079
Foreign exchange difference	(1,057)	277	451
Balance at end of the year	$(59,742)	$(16,137)	$(23,064)